Credit Risk - Summary of Key Metrics to Measure and Control Credit Risk (Detail) - Credit risk [member]	12 Months Ended
Dec. 31, 2019
Expected credit losses [member]
Disclosure of credit risk exposure [line items]
Metric	Expected Credit Loss (ECL)
Description	ECL tells us what credit risk is likely to cost us either over the next 12 months on qualifying exposures, or defaults over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3 [member]
Disclosure of credit risk exposure [line items]
Metric	Stages 1, 2 and 3
Description	We assess each facility’s credit risk profile to determine which stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages including monitoring of coverage ratios for each stage. We explain how we allocate a facility to Stage 1, 2 or 3 below.
Stage 3 ratio [member]
Disclosure of credit risk exposure [line items]
Metric	Stage 3 ratio
Description	The Stage 3 ratio is total Stage 3 exposure as a percentage of customer loans plus undrawn Stage 3 exposures. We changed our definition of the Stage 3 ratio in 2019 and restated 2018 for consistency. The Stage 3 ratio was previously calculated as Stage 3 exposures as a percentage of customer loans. The Stage 3 ratio at 31 December 2018 using the new definition was 1.29%, compared to 1.20% using the previous definition.
Expected Loss [member]
Disclosure of credit risk exposure [line items]
Metric	Expected Loss (EL)
Description	EL is based on the regulatory capital rules of CRD IV and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default. We calculate each factor in accordance with CRD IV and include direct and indirect costs. We base them on our risk models and our assessment of each customer’s credit quality. There are differences between regulatory EL and IFRS 9 ECL, which we set out below. For the rest of our Risk review, impairments, losses and loss allowances refer to calculations in accordance with IFRS, unless we specifically say they relate to CRD IV. For our IFRS accounting policy on impairment, see Note 1 to the Consolidated Financial Statements.